Summary of Significant Accounting Policies - Restructuring and Related Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Severance Costs	$ 6,375	$ 3,484	$ 4,527
Other Restructuring Costs	448	0	0
Write off of prepaid subscriptions	0	0	5,668
Restructuring Charges	$ 6,823	$ 3,484	$ 10,195